Structured Entities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended					72 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2013	Dec. 31, 2018	Dec. 31, 2016
Disclosure of information about consolidated structured entities [line items]
Structured entity issues	The structured entity issues securitisation notes in two or more tranches, of which the senior tranche obtains a high rating (AAA or AA) by a rating agency. The tranche can subsequently be used by ING Group as collateral in the money market for secured borrowings.
Non- Controlling interests	€ 803	[1]	€ 715	[1]		€ 803 [1]	€ 606
Transfer of financial assets					€ 2,000
Fair value of swap	151,709		192,951			151,709
Fee income recognised						13
Swap Contract [Member]
Disclosure of information about consolidated structured entities [line items]
Fair value of swap	(33)		(41)			(33)
Fair value of changes	8		(36)
Fee income recognised	2		2
Mont Blanc [member]
Disclosure of information about consolidated structured entities [line items]
Liquid facilities	1,173		1,139			1,173
Drawn facility
Subsidiaries in Germany, Belgium and Australia [Member]
Disclosure of information about consolidated structured entities [line items]
Bonds Issued	14,000					€ 14,000
AAA rated Notes [member]
Disclosure of information about consolidated structured entities [line items]
Securitisations	66,000
Subordinated notes, issued externally [member]
Disclosure of information about consolidated structured entities [line items]
Securitisations	5,000
Third party securitisation vehicles [member]
Disclosure of information about consolidated structured entities [line items]
Securitisations	€ 5,000

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.